Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 934,296	$ 2,513,863
Prepaid expenses	635,163	5,500
Total Current Assets	1,569,459	2,519,363
Fixed assets
Leasehold improvements	378,237	17,535
Other Assets
Deposits	38,633	42,383	25,000
Intangible asset (net)	300,000	300,000
Property and equipment, net of accumulated depreciation of $0		17,535
Noncurrent assets held for disposition	584	584
Total Assets	2,286,913	2,879,865	25,000
Current Liabilities:
Accounts payable and accrued liabilities	4,250	70,382
Customer deposits	386,416
Convertible notes payable due to related party		900,000
Total Current Liabilities	390,666	970,382
Noncurrent liabilities:
Deferred rent	209,881	104,565
Total noncurrent liabilities	209,881	104,565
Total Liabilities	600,547	1,074,947
Commitments and contingencies
Stockholders' Equity
Preferred stock, par value $0.001, 5,000,000 shares authorized; 0 shares issued and outstanding
Common stock, par value $0.001, 95,000,000 shares authorized; 63,477,188 and 62,675,407 shares issued and outstanding as of June 30, 2018 and December 31, 2017, respectively	63,477	62,675	52,733
Additional paid in capital	2,305,299	1,704,764
Common stock to be issued	600,000	400,000
Stock subscription receivable	(125,000)
Accumulated deficit	(1,157,410)	(362,521)	(27,733)
Total Stockholders' Equity	1,686,366	1,804,918	25,000
Total Liabilities and Stockholders' Equity	$ 2,286,913	$ 2,879,865	$ 25,000